American Century Investments®
Quarterly Portfolio Holdings
Disciplined Core Value Fund
September 30, 2023

Disciplined Core Value - Schedule of Investments
SEPTEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 2.8%
Huntington Ingalls Industries, Inc.	28,206	5,770,383
Lockheed Martin Corp.	66,048	27,010,990
Textron, Inc.	260,932	20,389,227
		53,170,600
Air Freight and Logistics — 1.2%
FedEx Corp.	56,430	14,949,436
United Parcel Service, Inc., Class B	56,721	8,841,102
		23,790,538
Automobile Components — 0.3%
BorgWarner, Inc.	158,934	6,416,166
Banks — 6.2%
Bank of America Corp.	423,726	11,601,618
Citigroup, Inc.	343,214	14,116,392
JPMorgan Chase & Co.	449,689	65,213,899
Truist Financial Corp.	241,835	6,918,899
U.S. Bancorp	252,512	8,348,047
Wells Fargo & Co.	328,726	13,431,744
		119,630,599
Beverages — 1.6%
Coca-Cola Co.	117,450	6,574,851
Molson Coors Beverage Co., Class B	114,925	7,308,081
PepsiCo, Inc.	97,260	16,479,734
		30,362,666
Biotechnology — 4.8%
Amgen, Inc.	76,952	20,681,620
Exelixis, Inc.(1)	324,285	7,085,627
Gilead Sciences, Inc.	433,549	32,490,162
Regeneron Pharmaceuticals, Inc.(1)	17,391	14,312,097
Vertex Pharmaceuticals, Inc.(1)	52,762	18,347,458
		92,916,964
Broadline Retail — 0.2%
Kohl's Corp.	152,389	3,194,073
Building Products — 2.1%
Johnson Controls International PLC	128,051	6,813,594
Masco Corp.	232,097	12,405,585
Owens Corning	160,911	21,949,869
		41,169,048
Capital Markets — 2.9%
Cboe Global Markets, Inc.	138,700	21,666,327
Franklin Resources, Inc.	251,938	6,192,636
Interactive Brokers Group, Inc., Class A	120,136	10,398,972
Morgan Stanley	105,315	8,601,076
Raymond James Financial, Inc.	66,303	6,658,810
T. Rowe Price Group, Inc.	30,796	3,229,577
		56,747,398
Chemicals — 2.9%
Dow, Inc.	426,953	22,013,696
LyondellBasell Industries NV, Class A	175,644	16,633,487
Olin Corp.	172,151	8,604,107
Westlake Corp.	78,173	9,745,828
		56,997,118

Communications Equipment — 2.0%
Cisco Systems, Inc.	602,487	32,389,701
Juniper Networks, Inc.	235,342	6,540,154
		38,929,855
Construction Materials — 0.2%
Eagle Materials, Inc.	18,795	3,129,743
Consumer Finance — 0.9%
American Express Co.	44,473	6,634,927
Synchrony Financial	347,633	10,627,141
		17,262,068
Consumer Staples Distribution & Retail — 3.2%
Kroger Co.	530,757	23,751,376
US Foods Holding Corp.(1)	235,710	9,357,687
Walmart, Inc.	179,422	28,694,960
		61,804,023
Containers and Packaging — 0.8%
Packaging Corp. of America	100,743	15,469,088
Distributors — 0.5%
LKQ Corp.	205,510	10,174,800
Diversified Consumer Services — 0.4%
H&R Block, Inc.	181,166	7,801,008
Electric Utilities — 1.1%
Evergy, Inc.	208,913	10,591,889
Xcel Energy, Inc.	196,808	11,261,354
		21,853,243
Electrical Equipment — 1.7%
Acuity Brands, Inc.	41,359	7,043,851
Atkore, Inc.(1)	58,171	8,678,532
Hubbell, Inc.	33,436	10,479,177
nVent Electric PLC	130,996	6,941,478
		33,143,038
Energy Equipment and Services — 1.2%
Baker Hughes Co.	337,746	11,929,189
Halliburton Co.	268,379	10,869,349
		22,798,538
Entertainment — 0.9%
Electronic Arts, Inc.	147,568	17,767,187
Financial Services — 3.9%
Berkshire Hathaway, Inc., Class B(1)	119,647	41,912,344
Fidelity National Information Services, Inc.	209,187	11,561,766
PayPal Holdings, Inc.(1)	391,735	22,900,828
		76,374,938
Food Products — 1.6%
Archer-Daniels-Midland Co.	232,769	17,555,438
General Mills, Inc.	53,032	3,393,518
Kellogg Co.	176,890	10,526,724
		31,475,680
Gas Utilities — 0.5%
Atmos Energy Corp.	90,512	9,587,936
Ground Transportation — 0.5%
Knight-Swift Transportation Holdings, Inc.	97,160	4,872,574
Schneider National, Inc., Class B	164,415	4,552,651
		9,425,225

Health Care Equipment and Supplies — 2.7%
Abbott Laboratories	209,217	20,262,666
Baxter International, Inc.	294,612	11,118,657
Hologic, Inc.(1)	132,198	9,174,541
Lantheus Holdings, Inc.(1)	47,164	3,276,955
Medtronic PLC	103,397	8,102,189
		51,935,008
Health Care Providers and Services — 3.1%
Cigna Group	53,119	15,195,752
Elevance Health, Inc.	46,760	20,360,239
Henry Schein, Inc.(1)	59,694	4,432,280
McKesson Corp.	47,512	20,660,593
		60,648,864
Hotel & Resort REITs — 0.8%
Host Hotels & Resorts, Inc.	904,387	14,533,499
Hotels, Restaurants and Leisure — 2.2%
Boyd Gaming Corp.	91,392	5,559,375
Darden Restaurants, Inc.	67,427	9,656,895
Expedia Group, Inc.(1)	117,923	12,154,324
Vail Resorts, Inc.	16,867	3,742,619
Yum! Brands, Inc.	87,392	10,918,756
		42,031,969
Household Durables — 0.5%
Leggett & Platt, Inc.	154,368	3,922,491
Mohawk Industries, Inc.(1)	57,821	4,961,620
		8,884,111
Household Products — 3.6%
Colgate-Palmolive Co.	253,992	18,061,371
Kimberly-Clark Corp.	229,721	27,761,783
Procter & Gamble Co.	164,681	24,020,371
		69,843,525
Independent Power and Renewable Electricity Producers — 0.9%
Vistra Corp.	550,985	18,281,682
Industrial REITs — 0.3%
Prologis, Inc.	47,005	5,274,431
Insurance — 3.7%
Everest Group Ltd.	26,615	9,891,997
Fidelity National Financial, Inc.	95,279	3,935,023
Hartford Financial Services Group, Inc.	104,350	7,399,459
Marsh & McLennan Cos., Inc.	152,521	29,024,746
Progressive Corp.	90,278	12,575,725
Travelers Cos., Inc.	54,664	8,927,178
		71,754,128
IT Services — 2.2%
Accenture PLC, Class A	19,303	5,928,144
Amdocs Ltd.	83,092	7,020,443
Cognizant Technology Solutions Corp., Class A	357,578	24,222,334
International Business Machines Corp.	40,984	5,750,055
		42,920,976
Life Sciences Tools and Services — 0.8%
Danaher Corp.	49,904	12,381,182
Thermo Fisher Scientific, Inc.	4,629	2,343,061
		14,724,243

Machinery — 3.7%
AGCO Corp.	129,023	15,260,840
Cummins, Inc.	121,125	27,672,218
Oshkosh Corp.	59,544	5,682,284
Parker-Hannifin Corp.	28,099	10,945,123
Snap-on, Inc.	48,288	12,316,337
		71,876,802
Media — 2.9%
Comcast Corp., Class A	1,087,026	48,198,733
Interpublic Group of Cos., Inc.	121,009	3,468,118
Nexstar Media Group, Inc., Class A	37,241	5,339,242
		57,006,093
Metals and Mining — 1.0%
Nucor Corp.	118,749	18,566,406
Multi-Utilities — 0.5%
Consolidated Edison, Inc.	122,160	10,448,345
Oil, Gas and Consumable Fuels — 5.8%
APA Corp.	268,832	11,048,995
Chevron Corp.	21,118	3,560,917
EQT Corp.	314,576	12,765,494
Exxon Mobil Corp.	383,368	45,076,410
Marathon Petroleum Corp.	158,560	23,996,471
Phillips 66	128,202	15,403,470
		111,851,757
Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	392,940	22,806,237
Johnson & Johnson	296,525	46,183,769
Merck & Co., Inc.	159,961	16,467,985
		85,457,991
Professional Services — 2.1%
ASGN, Inc.(1)	52,704	4,304,863
CACI International, Inc., Class A(1)	51,976	16,316,826
Leidos Holdings, Inc.	120,615	11,115,878
Parsons Corp.(1)	98,330	5,344,235
TriNet Group, Inc.(1)	29,387	3,422,998
		40,504,800
Real Estate Management and Development — 1.2%
CBRE Group, Inc., Class A(1)	322,908	23,849,985
Retail REITs — 1.0%
Simon Property Group, Inc.	184,280	19,907,768
Semiconductors and Semiconductor Equipment — 4.2%
Amkor Technology, Inc.	261,985	5,920,861
Broadcom, Inc.	23,830	19,792,721
KLA Corp.	40,031	18,360,619
Marvell Technology, Inc.	196,529	10,638,115
Microchip Technology, Inc.	38,975	3,041,999
NXP Semiconductors NV	27,896	5,576,968
Skyworks Solutions, Inc.	178,587	17,606,892
		80,938,175
Software — 2.9%
Adobe, Inc.(1)	22,800	11,625,720
Aspen Technology, Inc.(1)	36,847	7,526,368
Microsoft Corp.	31,227	9,859,925
Oracle Corp. (New York)	50,542	5,353,409
Salesforce, Inc.(1)	41,572	8,429,970
Synopsys, Inc.(1)	27,963	12,834,178
		55,629,570

Specialized REITs — 0.3%
Equinix, Inc.	8,428	6,120,919
Specialty Retail — 2.5%
AutoNation, Inc.(1)	58,822	8,905,651
Dick's Sporting Goods, Inc.	61,718	6,701,341
Gap, Inc.	337,727	3,590,038
Lithia Motors, Inc.	21,777	6,431,401
Lowe's Cos., Inc.	62,717	13,035,101
Williams-Sonoma, Inc.	63,850	9,922,290
		48,585,822
Technology Hardware, Storage and Peripherals — 0.8%
Hewlett Packard Enterprise Co.	584,224	10,147,971
Xerox Holdings Corp.	273,110	4,285,096
		14,433,067
Textiles, Apparel and Luxury Goods — 0.7%
NIKE, Inc., Class B	108,725	10,396,285
PVH Corp.	37,751	2,888,329
		13,284,614
Trading Companies and Distributors — 0.2%
MSC Industrial Direct Co., Inc., Class A	42,724	4,193,361
TOTAL COMMON STOCKS (Cost $1,757,165,105)		1,924,879,451
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,972	11,972
Repurchase Agreements — 0.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 3.00%, 11/15/44 - 2/15/47, valued at $827,920), in a joint trading account at 5.25%, dated 9/29/23, due 10/2/23 (Delivery value $808,101)		807,748
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 1/15/30, valued at $5,355,028), at 5.29%, dated 9/29/23, due 10/2/23 (Delivery value $5,252,314)		5,250,000
		6,057,748
TOTAL SHORT-TERM INVESTMENTS (Cost $6,069,720)		6,069,720
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $1,763,234,825)		1,930,949,171
OTHER ASSETS AND LIABILITIES — 0.3%		4,952,844
TOTAL NET ASSETS — 100.0%		$1,935,902,015

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,924,879,451	—	—
Short-Term Investments	11,972	$6,057,748	—
	$1,924,891,423	$6,057,748	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.